SCHEDULE OF REVENUE NET LOSS AND CASH FLOWS OF VIE AND SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue	$ 28,470	¥ 196,385	¥ 250,997	¥ 172,156
Net loss	(4,035)	(27,836)	(670,087)	(62,208)
Net cash used in operating activities	(21,208)	(146,288)	(39,071)	(379,125)
Net cash used in investing activities	(6)	(44)		5,520
Net cash provided by financing activities	$ 45,139	311,369	59,291	¥ 375,112
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue		196,385	250,997
Net loss		(27,088)	(192,162)
Net cash used in operating activities		(2,953)	(392)
Net cash used in investing activities		(44)
Net cash provided by financing activities		¥ 4,640	¥ 6,024